Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details) (10-K)	12 Months Ended
Dec. 31, 2020
Machinery and Equipment [Member]
Property, plant and equipment estimated useful lives	5 years
Residual value	0.00%
Furniture and Fixtures [Member]
Property, plant and equipment estimated useful lives	7 years
Residual value	0.00%
Computer and Software [Member]
Property, plant and equipment estimated useful lives	3 years
Residual value	0.00%